Accrued Liabilities (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Accrued Liabilities
Accrued expenses	$ 20,378	$ 26,676
Accrued interest	8,160	9,362
Total	$ 28,538	$ 36,038